Equity (Details) - USD ($)								1 Months Ended		12 Months Ended
		Nov. 10, 2025	Nov. 07, 2025	Aug. 27, 2025	Jun. 03, 2024	Apr. 12, 2024	Sep. 11, 2023	Apr. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2023		Oct. 29, 2025	Oct. 02, 2025	Apr. 07, 2025	Feb. 02, 2024	Jan. 25, 2023	Sep. 30, 2022
Equity [Line Items]
Reverse stock split						1-for-40
Ordinary shares, shares authorized	[1]									4,000,000	4,000,000
Ordinary shares par value (in Dollars per share)	[1]									$ 1	$ 1
Ordinary shares, shares issued	[1]									732,031	107,007
Ordinary shares, shares outstanding	[1]									732,031	107,007
Shares of public offering					100,010,000
Preferred shares					10,000
Stock dividends, shares					100,000,000
Common stock price per share (in Dollars per share)					$ 1
Warrants exchange											197,941
Exercised on a cashless shares										435,181
Exercised warrants															3,000,000
Exchange warrants exercised										120,000
Non vested restricted shares										20,000
Net profits after income tax rate										10.00%
Statutory reserve percentage										50.00%
Direct offering ordinary shares									8,498
Number of warrants purchased													1
Cashless shares				5,389,126				5,360
Number of exercisable shares				1
Warrant [Member]
Equity [Line Items]
Warrants exchange								197,941
Exercised warrants				5,389,126
Issuance of ordinary shares upon warrant exchange (in Shares)				49,840
Issuance of ordinary shares upon exercise of pre-funded warrants (in Shares)										10,879,534
Exchange warrants exercised									26,093,088				26,093,088
Price per share (in Dollars per share)									$ 1.13				$ 1.13
Cashless shares										120,000			26,093
Pre-Funded Warrants [Member]
Equity [Line Items]
Exchange warrants exercised										10,879,534
2023 Common Warrants [Member]
Equity [Line Items]
Exercised warrants									8,498,125				8,498,125
Exchange warrants exercised				5,389,126
Warrants exercise price (in Dollars per share)										$ 1.7819
2023 Exchange Warrants [Member]
Equity [Line Items]
Exercised warrants									33,992,500				33,992,500
Board of Directors Chairman [Member]
Equity [Line Items]
Shares of public offering					12,510,000
VIE [Member]
Equity [Line Items]
Restricted net assets (in Dollars)										$ 33,947,126	$ 28,659,554
Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares authorized									500,000	100,000,000	100,000,000		500,000
Ordinary shares par value (in Dollars per share)					$ 0.04				$ 1	$ 1			$ 1
Ordinary shares, shares issued					12,500,000				102,166		107,007		102,166					700
Ordinary shares, shares outstanding	[2]								102,103	732,031	107,007		102,103							24,214
Preferred shares					10,000
Common stock price per share (in Dollars per share)											$ 1
Exercised on a cashless shares							5,360				5,360	[2]	31,842	[2]
Issuance of ordinary shares upon warrant exchange (in Shares)	[2]									49,840
Issuance of ordinary shares upon exercise of pre-funded warrants (in Shares)	[2]									435,181
Exchange warrants exercised										435,181
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Ordinary price per share						10,879,534			49,840				49,840
Common Stock [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exchange warrants exercised									4				4
Subsequent Event [Member]
Equity [Line Items]
Reverse stock split			1-for-25
Ordinary shares, shares issued		1,000,000,000
Shares of public offering		1,010,000,000
Preferred shares			10,000,000
Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Reverse stock split			25 for 1
Ordinary shares, shares authorized			4,000,000
Ordinary shares par value (in Dollars per share)			$ 1
Ordinary shares, shares issued																136,000
Preferred shares		10,000,000
Ordinary Shares [Member]
Equity [Line Items]
Exchange warrants exercised										3,000,000
Warrant shares										120,000
Changzhou Higgs [Member]
Equity [Line Items]
Noncontrolling interest rate																			40.00%
Hengmao [Member]
Equity [Line Items]
Noncontrolling interest rate																	4.76%
Ordinary Shares [Member]
Equity [Line Items]
Shareholders in lieu fractional shares										181
2025 Reverse Share Split [Member]
Equity [Line Items]
Shareholders in lieu fractional shares										3
Public Offering [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares issued									1				1

[1]	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 per share to no par value will be reflected prospectively in the consolidated financial statements (Note 19).
[2]	Giving retroactive effect to the 40 to 1 reverse share split on April 12, 2024 and 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 to no par value will be reflected prospectively in the consolidated financial statements (Note 19).